Basis of Preparation of the Consolidated Financial Statements - Detailed Information About Property, Plant and Equipment (Detail)	12 Months Ended
Dec. 31, 2018
Buildings and other constructions [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Estimated useful life of the assets	50 Years
Furniture Fixture and Installations [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Estimated useful life of the assets	10 Years
Selling equipment [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Estimated useful life of the assets	10 Years
Other Property [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Estimated useful life of the assets	10 Years
Bottom of range [member] | Refinery equipment and petrochemical plants [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Estimated useful life of the assets	20 Years
Bottom of range [member] | Infrastructure for Natural Gas Distribution [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Estimated useful life of the assets	20 Years
Bottom of range [member] | Transportation equipment [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Estimated useful life of the assets	5 Years
Bottom of range [member] | Electric Power Generation Facilities [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Estimated useful life of the assets	15 Years
Top of range [member] | Refinery equipment and petrochemical plants [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Estimated useful life of the assets	25 Years
Top of range [member] | Infrastructure for Natural Gas Distribution [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Estimated useful life of the assets	50 Years
Top of range [member] | Transportation equipment [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Estimated useful life of the assets	25 Years
Top of range [member] | Electric Power Generation Facilities [member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Estimated useful life of the assets	20 Years